Note 5 - Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about trade payable and accrued liabilities [text block]
	September 30, 2024	March 31, 2024

Trade payables	$1,511,719	$1,101,757
Tax late filing penalty	188,854	-
Advance royalty payable	372,439	301,967
Accrued liabilities	289,031	91,484
Due to related parties (Note 8)	233,358	86,980

Trade payables	$2,595,401	$1,582,188